Gold and Silver Sales	3 Months Ended
Mar. 31, 2020
Gold and Silver Sales
Gold and Silver Sales

11. Gold and Silver Sales

The table below is a summary of the Company’s gold and silver sales (in thousands, except ounces sold):

	Three months ended March 31,
	2020		2019
		Ounces		Ounces
	Amount	Sold	Amount	Sold
Gold sales	$10,328	6,560	$—	—
Silver sales	796	49,373	—	—
Total gold and silver sales	$11,124		$—

For the three months ended March 31, 2020, gold and silver sales of $11.1 million were reported as Revenue as the Hycroft Mine was operating. Nearly all gold and silver sales during 2020 were to the same customer. However, the Company is not obligated to sell all of its gold and silver to one customer.